PROPERTY AND EQUIPMENT (Details) - USD ($)	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2019
Accumulated depreciation	$ (1,253,000)	$ (1,118,000)	$ (1,438,000)
Net book value	273,000	344,000	782,000
Property plant and equipment	1,526,000	1,462,000	2,220,000
Website Design [Member]
Property plant and equipment	6,000	6,000	6,000
Tenant Incentives [Member]
Property plant and equipment	145,000	145,000	136,000
Computer Equipment [Member]
Property plant and equipment	650,000	620,000	566,000
Office Machine & Equipment [Member]
Property plant and equipment	97,000	89,000	88,000
Furniture & Fixtures [Member]
Property plant and equipment	437,000	429,000	427,000
Leasehold Improvements [Member]
Property plant and equipment	$ 191,000	$ 173,000	$ 997,000